Supplement to the Fidelity®
Select Portfolios®
Pharmaceuticals
Portfolio
June 13, 2001
Prospectus

The following information updates the similar information on the cover of the prospectus:

Pharmaceuticals Portfolio

(fund number 580, trading symbol FPHAX)

PHR-01-01 July 17, 2001
1.761579.100